Note 08 - Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Other Income [Abstract]
Insurance premiums		€ 4	€ 3	€ 3
Net income (loss) from hedge relationships qualifying for hedge accounting		335	(594)	195
Remaining other income (loss)	[2]	48	937	(185)
Total other income (loss)		€ 387	€ 346	€ 13

[1]
[2]	Includes net gains (losses) of € 41 million, € 404 million and € 10 million for the years ended December 31, 2023, 2022 and 2021, respectively, that are related to non-current assets and disposal groups held for sale.